GOING CONCERN	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
GOING CONCERN [Abstract]
GOING CONCERN

NOTE 3 – GOING CONCERN

Our condensed consolidated financial statements have been prepared on a going concern basis which assumes we will be able to realize our assets and discharge our liabilities in the normal course of business for the foreseeable future. During the nine months ended September 30, 2017, we incurred losses of $3,729,687 and used cash of $1,037,264 in our operating activities. At September 30, 2017, we had a working capital deficit of $145,886 and an accumulated deficit of $12,849,876. We have an equity line of credit funding agreement for providing equity capital for up to $10,000,000 of funding through the purchase of shares of our common stock. During the term of the agreement, the Company may deliver a put notice to the financier, which will specify the number of shares which we will sell to the financier. As of September 30, 2017, we have received $1,380,204, under the terms of the equity line of credit agreement. However, our ability to continue as a going concern is dependent upon our ability to generate profitable operations in the future and, or, to able to draw funds from our equity line of credit agreement. There is no assurance that these events will be satisfactorily completed.

NOTE 3 – GOING CONCERN

Our consolidated financial statements have been prepared on a going concern basis which assumes we will be able to realize our assets and discharge our liabilities in the normal course of business for the foreseeable future. During the year ended December 31, 2016, we incurred losses of $3,854,004 and used cash of $274,670 in our operating activities. As at December 31, 2016, we had a working capital deficit of $393,182 and an accumulated deficit of $9,362,333.  Our ability to continue as a going concern is dependent upon our ability to generate profitable operations in the future and, or, obtaining the necessary financing to meet our obligations and repay our liabilities arising from normal business operations when they come due. There is no assurance that these events will be satisfactorily completed.